Inventories	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of June 30, 2016 and December 31, 2015 consist of the following:

	June 30, 2016	December 31, 2015
	(in millions)
Raw materials	$1,363	$1,254
Work-in-process	871	747
Finished goods	4,438	3,689
Total inventories	$6,672	$5,690